Related Party Transactions - Summary of share based payment arrangement to board members (Detail) - Subscription Rights Incentive Plans To Board Members For Consulting Services [Member]	12 Months Ended
	Dec. 31, 2021 shares kr / shares	Dec. 31, 2020 d	Dec. 31, 2019 shares
Expiry Date May Ninth Two Thousand And Twenty Three [Member]
Disclosure of transactions between related parties [line items]
Expiry Date	May 09, 2023
Exercise Price	kr 5.10
Number outstanding | shares			600,000
Expiry Date May Fifteenth Two Thousand And Twenty Five [Member]
Disclosure of transactions between related parties [line items]
Expiry Date	May 15, 2025
Exercise Price	kr 1.71
Number outstanding	600,000	600,000